SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants and warrants units outstanding
Type	Issuance Date	Number of warrants	Exercise price	Exercisable through
August 2019 warrants	August 22, 2019	205,268	$67.20 (*)	August 22, 2024
December 2019 warrants	December 9, 2019	148,106	$67.20 (*)	December 8, 2024
Warrants to underwriters	September 3, 2020	125,000	$100.00	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$88.00	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$88.00	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$46.00	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$50.60	March 8, 2026
December 2023 warrants (**)	December 28, 2023	935,792	$0.80	April 15, 2029
December 2023 warrants	December 28, 2023	32,753	$3.56	December 28, 2028
Warrants issued to investors (***)	April 15, 2024	5,000,000	$0.80	April 15, 2029
Warrants issued to underwriters (***)	April 15, 2024	350,000	$1.00	April 15, 2029
TOTAL		10,268,762

(*) Each 10 warrants are exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $88.00 (Note 5d).
(**) On April 15, 2024, the Company amended the terms of certain existing warrants to purchase up to an aggregate of 935,792 ordinary shares that were previously issued in December 2023 (the “December 2023 Warrants”). Pursuant to the terms of the amendment, the exercise price of the December 2023 Warrants was reduced from $2.85 per share to $0.80 per share, and the expiration date was amended from December 28, 2028 to April 15, 2029, due to the change of the exercise price of the 935,792 warrants, the fair value of the warrants was increased by 177 which the company recorded and offset in the same amount, in the additional paid in capital, the company used black and Scholes model with these estimations: expected terms of 4.75 years, interest risk free of 4.68%, yearly volatility of 97.24%.
(***) In April 15, 2024 the company issued to investors 5,000,000 warrants with an exercise price of $0.80 and additional 350,000 warrants with exercise price of $1.00 to the underwriters. (Note 5d)

2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share options outstanding and exercisable to employees and directors
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31,2023	15,388	$2.40	0.25
Options granted	-	-	-
Options exercised	-	-	-
Options expired	(15,388)	2.40	0.25
Options outstanding as of June 30, 2024	-	$-	-

Options exercisable as of June 30, 2024	-	$-	-

2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share options outstanding and exercisable to employees and directors
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31,2023	187,994	$11.94	8.69
Options granted	-	-	-
Options exercised	-	-	-
Options expired	(10,861)	5.70	-
Options outstanding as of June 30, 2024	177,133	$12.32	8.18

Options exercisable as of June 30, 2024	148,132	$13.59	8.07